INVENTORY AND BIOLOGICAL ASSETS (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in biological assets [abstract]
Carrying amount, January 1	[1]	$ 9,843,690	$ 2,320,093
Seeds used		(9,656)	(979)	[1]
Changes in fair value less costs to sell due to biological transformation		27,840,156	19,891,851	[1]
Production costs capitalized		12,305,573	4,964,199	[1]
Transferred to inventory upon harvest		(39,477,184)	(17,331,474)	[1]
Carrying amount		$ 10,502,579	$ 9,843,690	[1]

[1]	Costs have been reallocated between production costs capitalized and changes in fair value less costs to sell due to biological transformation for the year ended December 31, 2017.